Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax benefit at statutory tax rate	$ 66.6	$ 0.0	$ 0.0
Statutory tax rate differential		88.1	56.3
Base erosion and anti-abuse tax (BEAT) expense		0.2	0.9
Prior year adjustments		(5.9)	6.9
Introduction of Bermuda corporate income tax		2.2	(201.1)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount		(106.6)	4.0
Foreign exchange		0.6	(1.3)
Non-deductible expenses		0.3	2.5
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount		(0.9)	(0.3)
Total income tax expense	$ 103.9	$ (22.0)	$ (132.1)